Integration and Restructuring Costs (Restructuring Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Liability at beginning of period	$ 181	$ 211	$ 259
Amount accrued	78	51	141
Cash Paid	(88)	(82)	(189)
Other	(1)	1
Liability at end of period	170	181	211
Severance [Member]
Restructuring Reserve [Roll Forward]
Liability at beginning of period	27	40
Amount accrued	46	29
Cash Paid	(38)	(40)
Other	1	(2)
Liability at end of period	36	27
Future Rent Under Non-Cancelable Leases and Other Costs [Member]
Restructuring Reserve [Roll Forward]
Liability at beginning of period	154	171
Amount accrued	32	22
Cash Paid	(50)	(42)
Other	(2)	3
Liability at end of period	$ 134	$ 154